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Sec File No. 9-

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SECURITIES AND EXCHANGE COMMISSION
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OCT 25 2013
DIVISION OF TRADING & MARKETS

SEC
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OCT 25 2013
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Excha [redacted]

13035484

READ ALL INSTRUCTIONS PRIOR TO COMPLETING F	
Part I	**Initial Listing Report**
1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: **EDGX Exchange, Inc.**	
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): **DBX Advisors LLC**	
3. Class of New Derivative Securities Product: **Investment Company Unit**	
4. Name of Underlying Instrument: **DBUK: MSCI United Kingdom US Dollar Hedged Index ; DBEU: MSCI Europe Dollar Hedged Index; DBAP: MSCI Asia Pacific ex Japan US Dollar Hedged Index**	
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based: **The 3 indexes referred to in item 4 above are Narrow-Based**	
6. Ticker Symbol(s) of New Derivative Securities Product: **DBUK, DBEU, DBAP**	
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: **DBUK: United Kingdom; DBEU: France, Germany, Ireland, Italy ; DBAP: China, Hong Kong, India, South Korea** ***(Please note, underlying components may trade on additional exchanges in countries / regions not mentioned here.)***	
8. Settlement Methodology of New Derivative Securities Product: **T+3, Physical Settlement**	
9. Position Limits of New Derivative Securities Product (if applicable): **Not Applicable**	
Part II	**Execution**
The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.	
Name of Official Responsible for Form:	**Jeffrey S. Rosenstrock**
Title:	**General Counsel**
Telephone Number:	**201-942-8295**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**October 22, 2013**

Securities Exchange Act of 1934	
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 25 2013